Cover	May 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	1-5005
Entity Registrant Name	INTRICON CORPORATION
Entity Central Index Key	0000088790
Entity Tax Identification Number	23-1069060
Entity Incorporation State Country Code	PA
Entity Address, Address Line One	1260 Red Fox Road
Entity Address, City or Town	Arden Hills
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	651
Local Phone Number	636-9770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	IIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information Former Legal Or Registered Name	N/A